Share-based Payments Arrangement - CHIEF's Outstanding Stock Options (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0	213.25	427.5
Number of options, Options exercised		(213.25)	(213.75)
Number of options, Options forfeited		0	(0.5)
Number of options, Options outstanding at end of the year		0	213.25
Number of options, Options exercisable at end of the year		0	213.25
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0	$ 128.7	$ 132.7
Weighted average exercise price, Options exercised		124.7	132.7
Weighted average exercise price, Options forfeited		0	0
Weighted-average exercise price, Options outstanding at end of the year		0	128.7
Weighted average exercise price, Options exercisable at end of the year		$ 0	$ 128.7
Number of options, Weighted average remaining contractual life (years)		0 years	11 months 15 days
Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	0	10.5	21
Number of options, Options exercised		(10.5)	(10.5)
Number of options, Options forfeited		0	0
Number of options, Options outstanding at end of the year		0	10.5
Number of options, Options exercisable at end of the year		0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 0	$ 134.5	$ 138.7
Weighted average exercise price, Options exercised		130.3	134.5
Weighted average exercise price, Options forfeited		0	0
Weighted-average exercise price, Options outstanding at end of the year		0	134.5
Weighted average exercise price, Options exercisable at end of the year		$ 0	$ 0
Number of options, Weighted average remaining contractual life (years)		9 months 29 days	1 year 9 months 29 days
Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	142.25	194	200
Number of options, Options exercised	(47)	(51)	0
Number of options, Options forfeited	(2.25)	(0.75)	(6)
Number of options, Options outstanding at end of the year	93	142.25	194
Number of options, Options exercisable at end of the year	0	0.5	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 193.5	$ 199.7	$ 206
Weighted average exercise price, Options exercised	171.7	193.5	0
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	171.7	193.5	199.7
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 193.5	$ 0
Number of options, Weighted average remaining contractual life (years)	1 year 10 months 13 days	2 years 10 months 13 days	3 years 10 months 13 days